Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Leases [Abstract]
Schedule of Related to Leases

Supplemental balance sheet information related to leases as of September 30, 2025 and December 31, 2024 is as follows:

	As of
	September 30, 2025	December 31, 2024
Assets:
Right-of-use assets	$1,241,342	$1,624,290
Liabilities:
Lease liabilities	$549,338	$516,673
Lease liabilities	751,953	1,167,941
Total operating lease liabilities	$1,301,291	$1,684,614
Lease term and discount rate
Weighted average remaining lease term (in years)	2.17	2.92
Weighted average discount rate	4.51	4.36

The following summarizes the components of operating lease expense and provides supplemental cash flow information for operating leases:

	For the nine months ended September 30,
	2025	2024
Components of lease expense:
Operating lease expense	$459,323	$417,581
Total lease expense	$459,323	$417,581

Supplemental balance sheet information related to leases as of December 31, 2024 and 2023 is as follows:

	As of
	December 31, 2024	December 31, 2023
Assets:
Right-of-use assets	$1,624,290	$2,125,542
Liabilities:
Lease liabilities	$516,673	$487,695
Lease liabilities	1,167,941	1,684,614
Total operating lease liabilities	$1,684,614	$2,172,309
Lease term and discount rate
Weighted average remaining lease term (in years)	2.92	2.09
Weighted average discount rate	4.36	4.5

The following summarizes the components of operating lease expense and provides supplemental cash flow information for operating leases:

	For the years ended December 31,
	2024	2023
Components of lease expense:
Operating lease expense	$419,315	$668,609
Total lease expense	$419,315	$668,609

Schedule of Maturity of Lease Liabilities under Operating Leases

The following table summarizes the maturity of lease liabilities under operating leases as of September 30, 2025:

For the years ending September 30,	Operating Leases
2026	$602,020
2027	619,552
2028	157,878
Total lease payments	$1,379,450
Less: imputed interest	(78,159)
Present value of lease liabilities	1,301,291

The following table summarizes the maturity of lease liabilities under operating leases as of December 31, 2024:

For the years ending December 31,	Operating Leases
2025	$589,269
2026	606,352
2027	624,037
Total lease payments	$1,819,658
Less: imputed interest	(135,044)
Present value of lease liabilities	1,684,614